Capital structure financial policies (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Feb. 03, 2021	Dec. 31, 2023	Jan. 03, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares issued (in shares)	21
Share issue price (in dollars per share)	$ 25.00
Credit facility
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility		$ 1,955.0	$ 2,000.0	$ 2,000.0
Revolving component
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility		800.0	800.0	800.0
Term loan components
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility		$ 1,155.0	$ 1,200.0	$ 1,200.0